Write-Downs of Long-Lived Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	¥ 12,573	¥ 1,972	¥ 15,531	¥ 6,384
Write-downs of long-lived assets	9,582	994	11,482	4,719
Corporate Financial Services
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	793		793	104
Real Estate
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	10,928	1,218	12,928	4,334
Investment and Operation
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	66	417	286	935
Office Building
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses		25		159
Number of impaired assets				3
Office Building Held For Sale
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	366	54	967	54
Number of impaired assets	4		13
Commercial Facilities Other Than Office
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	214	918	248	1,702
Number of impaired assets	3	3	5	7
Condominiums Held for Sale
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	282	66	738	1,294
Number of impaired assets	6	4	21	24
Condominiums
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses		689		1,328
Number of impaired assets		7		15
Land and buildings undeveloped or under construction held for sale
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	2,077		2,077
Land and buildings undeveloped or under construction
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	6,631		6,631
Property, Plant and Equipment, Other Types
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	¥ 3,003	¥ 220	¥ 4,870	¥ 1,847